12. Earnings/(loss) per share	12 Months Ended
Dec. 31, 2017
Earningsloss Per Share
Earnings/(Loss) Per Share

Note 12 — Earnings/(loss) per share

Basic and diluted earnings/(loss) per share is computed by dividing profit/(loss) for the year by the weighted-average number of ordinary shares outstanding during the period.

Potentially dilutive securities include:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Warrants to purchase common stock	6,733,292	6,733,292	7,241,054
Common stock in the unit purchase option for underwriters	–	–	215,000
Options in the unit purchase option for underwriters to purchase common stock	–	–	215,000
Convertible promissory notes issued to underwriters and other related parties subject to possible conversion	99,243	99,243	113,385
Convertible promissory notes issued to shareholder subject to possible conversion	2,833,344	1,744,603	1,392,602
Options to purchase common stock	473,944	374,650	107,813
Total potential dilutive securities	10,139,823	8,951,788	9,284,854

The exercise price of the Company’s warrants to purchase common stock is $5.00, expiring on March 30, 2018. During 2018, the Company extended the maturity date of these securities to March 30, 2020. The warrants may be called for redemption by the Company only if the last sale price of its ordinary shares on the stock exchange equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period. During 2016, the Company recognized the forfeiture of 507,762 shares underlying warrants pursuant to the founders’ units issued at the Company’s IPO in 2011 (see note 17 — Shareholders’ Equity).

The exercise price of the 215,000 units underlying the unit purchase option (“UPO”) issued to underwriters was $12.00 and expired on March 24, 2016. No UPO’s were exercised through the expiration date.

The warrants, UPO, options to purchase common stock, and the convertible promissory notes subject to possible conversion are excluded from the computation of diluted earnings/(loss) per share as of December 31, 2017, 2016 and 2015, as their effect is anti-dilutive due to the net loss at the year end.

The following reflects the basic and diluted loss per share for the year ended December 31:

Basic loss per share	2017	2016*	2015*

From continuing operations	$(1.50)	$(0.17)	$(2.66)
From discontinued operations	(0.39)	(0.12)	(0.63)
Total basic loss per share	$(1.89)	$(0.29)	$(3.29)

Diluted loss per share	2017	2016	2015

From continuing operations	$(1.50)	$(0.17)	$(2.66)
From discontinued operations	(0.39)	(0.12)	(0.63)
Total diluted loss per share	$(1.89)	$(0.29)	$(3.29)

The loss and weighted average number of ordinary shares used in the calculation of basic earnings/(loss) per share for the year ended December 31 are as follows:

Basic loss per share	2017	2016*	2015*
Loss from continuing operations used in the calculation of basic loss per share	$(2,933,067)	$(339,697)	$(6,113,639)
Loss from discontinued operations used in the calculation of basic loss per share from discontinued operations	(363,934)	(225,447)	(1,448,047)
Loss on sale of subsidiary	(135,200)	–	–
Loss on foreign currency exchange on discontinued operations	(254,935)	–	–
Loss used in the calculation of basic loss per share	$(3,687,136)	$(565,144)	$(7,561,686)

Weighted average number of ordinary shares for basic loss per share	1,949,061	1,954,651	2,299,462

The loss and weighted average number of ordinary shares used in the calculation of diluted loss per share for the year ended December 31 are as follows:

Diluted loss per share	2017	2016*	2015*
Loss from continuing operations used in the calculation of diluted loss per share	$(2,933,067)	$(339,697)	$(6,113,639)
Loss from discontinued operations used in the calculation of basic loss per share from discontinued operations	(363,934)	(225,447)	(1,448,047)
Loss on sale of subsidiary	(135,200)	–	–
Loss on foreign currency exchange on discontinued operations	(254,935)	–	–
Loss used in the calculation of diluted loss per share	$(3,687,136)	$(565,144)	$(7,561,686)

Weighted average number of ordinary shares used in the calculation of basic loss per share	1,949,061	1,954,651	2,299,462
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,949,061	1,954,651	2,299,462

*Restated for discontinued operations (see note 9 — Discontinued Operations)